STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.1%
General Motors	506,165		13,099,550
Banks - 7.3%
Bank of America	771,208		18,601,537
Citigroup	320,325		15,346,771
JPMorgan Chase & Co.	502,138		48,863,049
			82,811,357
Capital Goods - 8.1%
Carrier Global	373,973		7,655,227
Eaton	197,526		16,769,957
Ingersoll Rand	382,638	[a]	10,790,392
L3Harris Technologies	69,936		13,948,735
Northrop Grumman	31,691		10,622,823
Otis Worldwide	113,800		5,991,570
Quanta Services	326,937		12,073,783
Raytheon Technologies	130,245		8,403,407
Trane Technologies	73,919		6,668,233
			92,924,127
Consumer Durables & Apparel - 1.6%
Lennar, Cl. A	223,495		13,512,508
PVH	108,611		4,938,542
			18,451,050
Consumer Services - 1.5%
Las Vegas Sands	347,966		16,681,490
Diversified Financials - 15.8%
Berkshire Hathaway, Cl. B	239,011	[a]	44,355,661
Capital One Financial	159,740		10,868,710
LPL Financial Holdings	207,213		14,792,936
Morgan Stanley	673,235		29,756,987
State Street	172,510		10,516,210
The Charles Schwab	304,935		10,950,216
The Goldman Sachs Group	194,201		38,158,555
Voya Financial	467,110		21,043,306
			180,442,581
Energy - 7.6%
Concho Resources	92,401		5,037,703
ConocoPhillips	192,378		8,114,504
Hess	462,286		21,944,716
Marathon Petroleum	560,055		19,680,333
Phillips 66	277,337		21,704,394

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 7.6% (continued)
Pioneer Natural Resources	107,003		9,801,475
			86,283,125
Food, Beverage & Tobacco - 3.9%
Archer-Daniels-Midland	376,459		14,798,603
Mondelez International, Cl. A	143,661		7,487,611
PepsiCo	81,963		10,782,233
Philip Morris International	154,100		11,304,776
			44,373,223
Health Care Equipment & Services - 11.3%
Alcon	172,433	[a,b]	10,956,393
Anthem	48,026		14,124,927
Becton Dickinson & Co.	128,754		31,793,225
Centene	117,855	[a]	7,807,894
CVS Health	83,259		5,459,293
Humana	33,936		13,935,818
Laboratory Corp. of America Holdings	46,674	[a]	8,182,886
Medtronic	372,510		36,722,036
			128,982,472
Household & Personal Products - .5%
Colgate-Palmolive	81,598		5,901,983
Insurance - 4.9%
American International Group	322,635		9,698,408
Assurant	160,084		16,421,417
Chubb	157,048		19,150,433
Willis Towers Watson	52,537		10,659,757
			55,930,015
Materials - 7.8%
CF Industries Holdings	990,244		29,083,466
Freeport-McMoRan	1,938,605		17,583,147
Louisiana-Pacific	482,159		11,383,774
Newmont	78,023		4,562,005
The Mosaic Company	447,235		5,407,071
Vulcan Materials	196,145		21,246,426
			89,265,889
Media & Entertainment - 2.5%
Alphabet, Cl. A	15,412	[a]	22,093,410
Omnicom Group	125,018		6,849,736
			28,943,146
Pharmaceuticals Biotechnology & Life Sciences - 5.3%
AbbVie	184,824		17,127,640
Biogen	34,537	[a]	10,605,967
Bristol-Myers Squibb	271,592		16,219,474
Eli Lilly & Co.	65,932		10,084,299

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.3% (continued)
Horizon Therapeutics		126,278	[a]	6,406,083
				60,443,463
Real Estate - .5%
Weyerhaeuser		269,819	[c]	5,447,646
Retailing - 1.4%
Lowe's		122,887		16,018,321
Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials		308,884		17,353,103
Intel		539,984		33,981,193
Microchip Technology		61,154	[b]	5,872,007
Micron Technology		179,312	[a]	8,590,838
Qualcomm		73,521		5,946,379
				71,743,520
Software & Services - 2.0%
International Business Machines		93,543		11,683,521
Proofpoint		93,004	[a]	10,813,575
				22,497,096
Technology Hardware & Equipment - 5.0%
Apple		32,481		10,327,009
Cisco Systems		183,215		8,761,341
Corning		483,078		11,009,348
Dolby Laboratories, Cl. A		96,841		5,881,154
Western Digital		266,658		11,831,616
Zebra Technologies, Cl. A		34,093	[a]	8,909,183
				56,719,651
Transportation - 1.2%
Union Pacific		77,626		13,185,552
Utilities - 3.8%
NextEra Energy Partners		165,158		8,441,225
PPL		1,251,003		34,953,024
				43,394,249
Total Common Stocks (cost $1,119,869,076)				1,133,539,506
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,907,461)	0.21	3,907,461	[d]	3,907,461
Total Investments (cost $1,123,776,537)		99.8%		1,137,446,967
Cash and Receivables (Net)		.2%		2,838,943
Net Assets		100.0%		1,140,285,910

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $7,457,121 and the value of the collateral was $7,523,388, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	1,133,539,506	-	-	1,133,536,506
Investment Companies	3,907,461	-	-	3,907,461

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $13,670,430, consisting of $115,383,511 gross unrealized appreciation and $101,713,081 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.